Note 6 - Related Parties (Details Textual) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended			13 Months Ended
	Mar. 31, 2017	Mar. 31, 2018	Feb. 28, 2017	Feb. 29, 2016	Mar. 31, 2017	Jan. 07, 2016
Statement Line Items [Line Items]
Current payables to related parties	$ 12	$ 44	$ 15		$ 12
Top of range [member]
Statement Line Items [Line Items]
Borrowings, interest rate		1.72%
Neptune [member]
Statement Line Items [Line Items]
Current payables to related parties	12	$ 44		$ 15	12
Parent [member] | Biodroga Nutraceuticals Inc. [member]
Statement Line Items [Line Items]
Contingent liabilities recognised in business combination at end of period						$ 2,000
Interest income (expense)	$ 0	$ 0	$ 89	$ 27	$ 89
Parent [member] | Biodroga Nutraceuticals Inc. [member] | Not later than six months [member]
Statement Line Items [Line Items]
Borrowings, interest rate						9.00%
Parent [member] | Biodroga Nutraceuticals Inc. [member] | Later than six months [member]
Statement Line Items [Line Items]
Borrowings, interest rate						11.00%
Key management personnel of entity or parent [member] | Top of range [member]
Statement Line Items [Line Items]
Proportion of voting rights held by an associate		1.00%		1.00%	2.00%